Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstarct]
Schedule of Maturity Analysis of the Company’s Operating Lease Liabilities	Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2023, are as follows:
December 31,
2023

2024	$130,690
2025	128,283
2026	128,283
2027	106,865

Total undiscounted cash flows	494,121
Less - imputed interest	43,260

Present value of operating lease liabilities	$450,861

Schedule of Cash Flow and Other Information Related to Operating Leases	The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:
Weighted-average remaining lease term (years)	3.81

Weighted-average discount rate	5.08%
Weighted-average remaining lease term (years)	4.7

Weighted-average discount rate	5.08%